DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred government grant
Beginning	$ 5,767,000	¥ 37,360,000	¥ 24,360,000
Received	209,000	1,350,000	13,000,000
Recognized as income during the year	(2,147,000)	(13,911,000)
Ending	3,829,000	¥ 24,799,000	37,360,000
Recognize in one year	$ 2,526,000		¥ 37,360,000	¥ 16,360,000